SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Repayments of notes	$ (500,000)
Loss on extinguishment of debt			$ (689,100)	$ (716,517)
Convertible Debt [Member]
Debt Instrument [Line Items]
Balance		100,000	4,100,000	4,100,000
Unamortized discount balance			(1,378,200)	(1,378,200)
Convertible Note Payable, Net Balance		$ 100,000	$ 2,721,800	2,721,800
Amortization of debt discount				1,220,830	6,506,384
Loss on extinguishment of debt				157,370
Balance				100,000	4,100,000
Unamortized discount balance					1,378,200
Convertible Note Payable, Net Balance				100,000	$ 2,721,800
Convertible Debt [Member] | Repayments Of Notes [Member]
Debt Instrument [Line Items]
Repayments of notes				(4,000,000)
Convertible Debt [Member] | Derivative [Member]
Debt Instrument [Line Items]
Amortization of debt discount				$ 1,220,830